Form N-CSR Cover	6 Months Ended
Oct. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	This amended Form N-CSRS for Cash Account Trust has filed to update the Advisory Agreement Board Considerations and Fee Evaluation section in Item 7(a), Financial Statements and Financial Highlights for Open-End Management Investment Companies, for DWS Government and Agency Securities Portfolio and DWS Tax-Exempt Portfolio.
Registrant Name	CASH ACCOUNT TRUST
Entity Central Index Key	0000858372
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024